Accounts receivable, net (Tables)	12 Months Ended
Mar. 31, 2026
Credit Loss [Abstract]
Schedules of accounts receivable, net

Accounts receivable, net, consisted of the following:

	As of March 31,
	2026	2025

Accounts receivable from third parties	$15,360,943	$13,794,524
Accounts receivable from related parties	318,211	695,671
Accounts receivable, gross	15,679,154	14,490,195
Less: allowance for expected credit losses	(290,403)	(169,297)
Accounts receivable, net	$15,388,751	$14,320,898

Schedules of allowance for expected credit losses

The movement of the allowance for expected credit losses was as follows:

	For the years ended March 31,
	2026	2025	2024

Balance at the beginning of year	$169,297	$94,046	$3,887
Recognized during the year	109,078	76,146	91,020
Exchange realignment	12,028	(895)	(861)
Balance at the end of year	$290,403	$169,297	$94,046